FINANCIAL RISK MANAGEMENT - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		$ 54.0	$ 50.8
Derivative liabilities		15.1	1.8
Financial instruments - other		139.2	129.3
Financial liabilities		1,422.7	1,440.3
Bank borrowings. letters of credit		178.9	85.7
Lease liabilities		$ 54.0	50.8
Letter of credit, extension period	1 year	1 year
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 1,637.8	1,686.3
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		240.4	219.5
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		240.4	219.5
Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,001.8	1,058.0
Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		187.3	226.9
Asset Retirement Obligations
Disclosure of detailed information about financial instruments [line items]
Bank borrowings. letters of credit		155.9	83.7
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		11.7	19.6
Derivative liabilities		10.4
Financial instruments - other		56.6
Lease liabilities		11.7	19.6
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		369.4
Current financial liabilities		369.4
Within 1 year | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		240.4
Non-current financial liabilities		240.4
Within 1 year | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		0.0
Current financial liabilities		0.0
Within 1 year | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		50.3
Current financial liabilities		50.3
2 - 3 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		17.4	20.0
Derivative liabilities		2.7
Financial instruments - other		7.8
Lease liabilities		17.4	20.0
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		537.6
Non-current financial liabilities		537.6
2 - 3 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
2 - 3 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		431.5
Non-current financial liabilities		431.5
2 - 3 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		78.2
Non-current financial liabilities		78.2
4 - 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		9.7	9.6
Derivative liabilities		2.0
Financial instruments - other		2.2
Lease liabilities		9.7	9.6
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		334.5
Non-current financial liabilities		334.5
4 - 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
4 - 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		287.4
Non-current financial liabilities		287.4
4 - 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		33.2
Non-current financial liabilities		33.2
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		15.2	1.6
Derivative liabilities		0.0
Financial instruments - other		72.6
Lease liabilities		15.2	$ 1.6
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		396.3
Non-current financial liabilities		396.3
Over 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
Over 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		282.9
Non-current financial liabilities		282.9
Over 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		25.6
Non-current financial liabilities		$ 25.6